Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on(3):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1), (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs (1), (2)	Total Share-holder Return	S&P Software & Services Select Index Total Stockholder Return	Net Income (in millions)	Non-GAAP Revenue(4) (in millions)
2024	$12,099,260	$65,614,344	$4,985,725	$21,758,604	$124	$190	$(38.5)	$696.5
2023	11,354,586	18,092,410	4,985,611	7,971,755	54	151	(65.4)	625.0
2022	8,119,052	(2,081,882)	3,633,784	481,741	33	109	(109.0)	566.3
2021	7,882,966	(5,731,441)	2,296,154	416,081	98	165	(112.7)	500.8
2020	5,313,200	18,822,216	1,733,910	4,210,305	156	153	(137.6)	407.2

Company Selected Measure Name	Non-GAAP revenue
Named Executive Officers, Footnote	The PEO for 2020 through 2024 was Matthew P. Flake. The non-PEO NEOs for each year were as follows: 2024: Kirk L. Coleman, Jonathan A. Price, Michael A. Volanoski, John E. Breeden and David J. Mehok. 2023: David J. Mehok, Kirk L. Coleman, John E. Breeden and Michael A. Volanoski. 2022 and 2021: David J. Mehok, John E. Breeden, Michael A. Volanoski and Jonathan A. Price. 2020: David J. Mehok, Adam D. Blue, William M. Furrer, John E. Breeden and Jennifer N. Harris.
PEO Total Compensation Amount	$ 12,099,260	$ 11,354,586	$ 8,119,052	$ 7,882,966	$ 5,313,200
PEO Actually Paid Compensation Amount	$ 65,614,344	18,092,410	(2,081,882)	(5,731,441)	18,822,216
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid, or CAP, was calculated beginning with the Summary Compensation Table, or SCT total for the PEO and average of the totals for the non-PEO NEOs. The amounts listed in the table below were deducted from or added to the applicable SCT total compensation to determine CAP. Equity award fair value amounts below are computed in accordance with FASB ASC Topic 718, consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.

	Fiscal 2024
	PEO	Average non-PEO NEO
Summary Compensation table total for applicable year	$12,099,260	$4,985,725
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year	(10,883,122)	(4,192,892)
Increase based on ASC Topic 718 fair value of awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	30,100,599	9,706,292
Increase/deduction for awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end	34,088,414	10,761,770
Increase/deduction for awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	209,193	1,279,901
Deduction for fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	(782,192)
Compensation Actually Paid	$65,614,344	$21,758,604

Non-PEO NEO Average Total Compensation Amount	$ 4,985,725	4,985,611	3,633,784	2,296,154	1,733,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 21,758,604	7,971,755	481,741	416,081	4,210,305
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid, or CAP, was calculated beginning with the Summary Compensation Table, or SCT total for the PEO and average of the totals for the non-PEO NEOs. The amounts listed in the table below were deducted from or added to the applicable SCT total compensation to determine CAP. Equity award fair value amounts below are computed in accordance with FASB ASC Topic 718, consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.

	Fiscal 2024
	PEO	Average non-PEO NEO
Summary Compensation table total for applicable year	$12,099,260	$4,985,725
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year	(10,883,122)	(4,192,892)
Increase based on ASC Topic 718 fair value of awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	30,100,599	9,706,292
Increase/deduction for awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end	34,088,414	10,761,770
Increase/deduction for awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	209,193	1,279,901
Deduction for fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	(782,192)
Compensation Actually Paid	$65,614,344	$21,758,604

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the total stockholder return of Q2 and of the S&P Software & Services Select Index assuming a fixed $100 initial investment on December 31, 2019 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2020, 2021, 2022, 2023 and 2024.

	Fiscal 2020	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
PEO Compensation Actually Paid	$18,822,216	$(5,731,441)	$(2,081,882)	$18,092,410	$65,614,344
Avg. non-PEO NEO Compensation Actually Paid	4,210,305	416,081	481,741	7,971,755	21,758,604
Company TSR	156	98	33	54	124
S&P Software & Services Select Index TSR	153	165	109	151	190

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) Q2’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2020, 2021, 2022, 2023, and 2024.

	Fiscal 2020	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
PEO Compensation Actually Paid	$18,822,216	$(5,731,441)	$(2,081,882)	$18,092,410	$65,614,344
Avg. non-PEO NEO Compensation Actually Paid	4,210,305	416,081	481,741	7,971,755	21,758,604
Net Income (in millions)	(137.60)	(112.70)	(109.00)	(65.40)	(38.50)

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) Q2’s annual Non-GAAP revenue and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2020, 2021, 2022, 2023 and 2024.

	Fiscal 2020	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
PEO Compensation Actually Paid	$18,822,216	$(5,731,441)	$(2,081,882)	$18,092,410	$65,614,344
Avg. non-PEO NEO Compensation Actually Paid	4,210,305	416,081	481,741	7,971,755	21,758,604
Non-GAAP Revenue (in millions)	407.20	500.80	566.30	625.00	696.46

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between (i) the total stockholder return of Q2 and of the S&P Software & Services Select Index assuming a fixed $100 initial investment on December 31, 2019 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2020, 2021, 2022, 2023 and 2024.

	Fiscal 2020	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
PEO Compensation Actually Paid	$18,822,216	$(5,731,441)	$(2,081,882)	$18,092,410	$65,614,344
Avg. non-PEO NEO Compensation Actually Paid	4,210,305	416,081	481,741	7,971,755	21,758,604
Company TSR	156	98	33	54	124
S&P Software & Services Select Index TSR	153	165	109	151	190

Tabular List, Table

Company-selected performance measures
Non-GAAP Revenue
Adjusted EBITDA
Bookings
Relative Total Stockholder Return

Total Shareholder Return Amount	$ 124	54	33	98	156
Peer Group Total Shareholder Return Amount	190	151	109	165	153
Net Income (Loss)	$ (38,500,000)	$ (65,400,000)	$ (109,000,000.00)	$ (112,700,000)	$ (137,600,000)
Company Selected Measure Amount	696,460,000	625,000,000.00	566,300,000	500,800,000	407,200,000
PEO Name	Matthew P. Flake	Matthew P. Flake	Matthew P. Flake	Matthew P. Flake	Matthew P. Flake
Additional 402(v) Disclosure	The values disclosed in these TSR columns represent the measurement period value of an initial fixed investment of $100 (assuming reinvestment of dividends, if any) in our stock or in the S&P Software & Services Select Index TSR on December 31, 2019, and then valued again on each of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024.
The following performance measures are the most important used by Q2 to link executive compensation actually paid to the NEOs to company performance during the year ended December 31, 2024.

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Revenue
Non-GAAP Measure Description	Non-GAAP revenue is calculated as GAAP revenue adjusted to exclude the impact of deferred revenue from purchase accounting. Please see Part II, Item 7: "Management's Discussion and Analysis of Financial Condition and Results of Operations - Non-GAAP Financial Measures" included in our Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on February 12, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Bookings
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,883,122)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,100,599
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,088,414
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,193
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,192,892)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,706,292
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,761,770
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,279,901
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (782,192)